Stock-based Compensation (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Stock Option Activity

A summary of activity for the year ended December 31, 2018 is as follows:

	Options	Weighted Average Exercise Price
Balance as of January 1, 2018	2,017	$5,962.50
Granted	2,346	$108.00
Expired	(20)	$38,553.50
Cancelled/forfeited	(1,591)	$296.50
Balance as of December 31, 2018	2,752	$4,003.50

Stock Options Vested and Expected to Vest

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Balance as of December 31, 2018	2,752	$4,003.50	7.90	$—
Vested and expected to vest at December 31, 2018	2,452	$4,447.00	7.78	$—
Exercisable at December 31, 2018	1,296	$8,099.50	6.59	$—

Weighted-average Assumptions

The fair value of each option awarded during the year ended December 31, 2018 and 2017 was estimated on the date of grant using the Black-Scholes-Merton option valuation model based on the following weighted-average assumptions:

	Years ended December 31,
	2018	2017
Expected term	7.1 years	6.6 years
Risk-free interest rate	2.94%	2.20%
Volatility	92.87%	78.84%
Dividends	—	—
Resulting weighted average grant date fair value	$1.74	$1.05

Compensation Cost Recognized for Stock Options and Restricted Stock Awards

The following summarizes the total compensation cost recognized for the stock options and restricted stock awards in the accompanying financial statements (in thousands):

	Years ended December 31,
	2018	2017
Total compensation cost for share-based payment arrangements recognized in the statement of operations (net of tax of $0)	$355	$753